Post employment benefits - Balance sheet analysis of post employment plans (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [line items]
Non-current assets	£ 1,111	£ 1,060
Non-current liabilities	(749)	(846)
Funded plans
Disclosure of defined benefit plans [line items]
Non-current assets	1,111	1,060
Non-current liabilities	(434)	(547)
Unfunded plans
Disclosure of defined benefit plans [line items]
Non-current liabilities	£ (315)	£ (299)